Shareholder Report, Line Graph (Details) 216004_NEOS MLP - Energy Infrastructure High Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 18, 2025	Dec. 31, 2025
NEOS MLP & Energy Infrastructure High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS MLP & Energy Infrastructure High Income ETF NAV
Accumulated Value	$ 10,000	$ 10,128
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Accumulated Value	10,000	$ 10,188
MerQube North America MLP & Energy Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MerQube North America MLP & Energy Infrastructure Index
Accumulated Value	$ 10,000	$ 10,144